CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Share capital	Share based compensation Reserves	Commitment to issue shares	Foreign currency translation reserve	Deficit	Total
Beginning Balance at Jan. 31, 2019	$ 52,923,983	$ 5,435,551	$ 1,044,881	$ (363,051)	$ (37,954,751)	$ 21,086,613
Beginning Balance (shares) at Jan. 31, 2019						58,505,255
Shares issued on purchase of Phantom Farms	2,507,138					$ 2,507,138
Shares issued on purchase of Phantom Farms (shares)						2,670,000
Warrants issued on purchase of Phantom Farms		793,745				$ 793,745
Share based compensation - option issuance		492,631				492,631
Shares issued on purchase of Swell Companies	1,130,363					$ 1,130,363
Shares issued on purchase of Swell Companies (shares)						1,266,667
Shares issued on exercise of options	77,980	(38,952)				$ 39,028
Shares issued on exercise of options (shares)						80,000
Shares issued on exercise of convertible debentures	4,539,991					$ 4,539,991
Shares issued on exercise of convertible debentures (shares)						8,016,388
Commitment to issue shares on purchase of Swell Companies			4,221,503			$ 4,221,503
Subsequent shares issued on purchase of Swell Companies	3,796,815		(3,796,815)
Subsequent shares issued on purchase of Swell Companies (shares)						7,015,238
Warrants issued on purchase of Swell Companies		786,284				$ 786,284
Shares issued for real estate	4,136,646					$ 4,136,646
Shares issued for real estate (shares)						3,983,886
Units issued for cash, net	4,895,379	828,076				$ 5,723,455
Units issued for cash, net (shares)						5,589,493
Payment of EFF Share payment note	368,688		(368,688)
Payment of EFF Share payment note (shares)						368,688
Shares issued on exercise of warrants	1,018,748	(289,159)				$ 729,589
Shares issued on exercise of warrants (Shares)						915,545
Shares issued on exercise of EFF convertible note	660,647					$ 660,647
Shares issued on exercise of EFF convertible note (shares)						977,479
Share issue costs	(28,110)					$ (28,110)
Net loss and comprehensive loss for the year				(684,336)	(32,555,633)	(33,239,969)
Ending balance at Jan. 31, 2020	76,028,268	8,008,176	1,100,881	(1,047,387)	(70,510,384)	$ 13,579,554
Ending Balance (shares) at Jan. 31, 2020						89,388,639
Shares issued on purchase of Phantom Farms	2,582,903					$ 2,582,903
Shares issued on purchase of Phantom Farms (shares)						7,132,042
Amendment of Megawood consideration	38,415					$ 38,415
Amendment of Megawood consideration (shares)						95,849
Shares issued on exercise of options	197,708	(98,758)				$ 98,950
Shares issued on exercise of options (shares)						200,000
Shares issued on exercise of convertible debentures	12,939,401					$ 12,939,401
Shares issued on exercise of convertible debentures (shares)						19,764,694
Commitment to issue shares on purchase of Swell Companies	429,582		(429,582)
Commitment to issue shares on purchase of Swell Companies (shares)						456,862
Payment of EFF Share payment note	21,371		(21,371)
Payment of EFF Share payment note (shares)						19,774
Standby warrants issued			2,116,192			$ 2,116,192
Share based compensation			494,435			494,435
Net loss and comprehensive loss for the year				(405,332)	(6,106,017)	(6,511,349)
Ending balance at Jan. 31, 2021	$ 92,237,648	$ 10,520,045	$ 649,928	$ (1,452,719)	$ (76,616,401)	$ 25,338,501
Ending Balance (shares) at Jan. 31, 2021						117,057,860